Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	TOCQUEVILLE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000801444
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2012
The Tocqueville Fund (Prospectus Summary) | The Tocqueville Fund | The Tocqueville Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOCQX
The Tocqueville Opportunity Fund (Prospectus Summary) | The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TOPPX
The Tocqueville International Value Fund (Prospectus Summary) | The Tocqueville International Value Fund | The Tocqueville International Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIVFX
The Tocqueville Gold Fund (Prospectus Summary) | The Tocqueville Gold Fund | The Tocqueville Gold Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGLDX
The Delafield Fund (Prospectus Summary) | The Delafield Fund | The Delafield Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DEFIX
The Tocqueville Select Fund (Prospectus Summary) | The Tocqueville Select Fund | The Tocqueville Select Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSELX